Securities Act of 1933 Registration No. 033-60973

Investment Company Act of 1940 Registration No. 811-07319

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  148

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No.  148

Fidelity Covington Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

[X] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, May 22, 2026, for the Post-Effective Amendment previously filed on January 28, 2026, for the fund(s).

The Post-Effective Amendment(s) filed on January 28, 2026, for the other fund(s) in the trust are not affected by this request.

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment No. 145, the Part C is identical to the Part C filed in Post-Effective Amendment No. 147, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 148 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of April 2026.

Fidelity Covington Trust
By	/s/Stacie M. Smith Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	April 22, 2026
Stacie M. Smith		(Principal Executive Officer)

/s/Stephanie Caron		Chief Financial Officer	April 22, 2026
Stephanie Caron		(Principal Financial Officer)

/s/Vijay C. Advani	*	Trustee	April 22, 2026
Vijay C. Advani

/s/Thomas P. Bostick	*	Trustee	April 22, 2026
Thomas P. Bostick

/s/Donald F. Donahue	*	Trustee	April 22, 2026
Donald F. Donahue

/s/Bettina Doulton	*	Trustee	April 22, 2026
Bettina Doulton

/s/Vicki L. Fuller	*	Trustee	April 22, 2026
Vicki L. Fuller

/s/Patricia L. Kampling	*	Trustee	April 22, 2026
Patricia L. Kampling

/s/Thomas Kennedy	*	Trustee	April 22, 2026
Thomas Kennedy

/s/Robert A. Lawrence	*	Trustee	April 22, 2026
Robert A. Lawrence

/s/Oscar Munoz	*	Trustee	April 22, 2026
Oscar Munoz

/s/Karen B. Peetz	*	Trustee	April 22, 2026
Karen B. Peetz

/s/Sabra Purtill	*	Trustee	April 22, 2026
Sabra Purtill

/s/Susan Tomasky	*	Trustee	April 22, 2026
Susan Tomasky

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated January 1, 2026, and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Capital Trust

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, and Megan C. Johnson, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after January 1, 2026.

WITNESS our hands on this first day of January 2026.

/s/Vijay C. Advani	/s/Thomas Kennedy
Vijay C. Advani	Thomas Kennedy

/s/Thomas P. Bostick	/s/Robert A. Lawrence
Thomas P. Bostick	Robert A. Lawrence

/s/Donald F. Donahue	/s/Oscar Munoz
Donald F. Donahue	Oscar Munoz

/s/Bettina Doulton	/s/Karen B. Peetz
Bettina Doulton	Karen B. Peetz

/s/Vicki L. Fuller	/s/Sabra Purtill
Vicki L. Fuller	Sabra Purtill

/s/Patricia L. Kampling	/s/Susan Tomasky
Patricia L. Kampling	Susan Tomasky